Prospectus Supplement	December 31, 2017

Putnam Absolute Return 500 Fund
Prospectus dated February 28, 2017
Putnam Absolute Return 700 Fund
Prospectus dated February 28, 2017
Putnam Dynamic Asset Allocation Balanced Fund
Prospectus dated January 30, 2017
Putnam Dynamic Asset Allocation Conservative Fund
Prospectus dated January 30, 2017
Putnam Dynamic Asset Allocation Equity Fund
Prospectus dated September 30, 2017
Putnam Dynamic Asset Allocation Growth Fund
Prospectus dated January 30, 2017
Putnam Dynamic Risk Allocation Fund
Prospectus dated September 30, 2017

The sub-section Your fund’s management in the section Fund summary or Fund summaries and the section Who oversees and manages the fund? or Who oversees and manages the funds? are supplemented to reflect that each fund’s portfolio managers are now Robert Schoen, James Fetch and Jason Vaillancourt.

Additional information regarding each fund’s portfolio managers, including their business experience during the last five years, is set forth in each fund’s prospectus.

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